Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Feb. 18, 2018	Sep. 30, 2020	Dec. 31, 2019	Jul. 07, 2020	Dec. 31, 2018
Sale of Stock [Line Items]
Offering costs, expensed			$ 3.5
Common stock, authorized (shares)		200,000,000	52,000,000	200,000,000	42,000,000
Common stock, par value (usd per share)		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (shares)		10,000,000		10,000,000
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Preferred stock, par value (usd per share)		$ 0.00001		$ 0.00001
IPO
Sale of Stock [Line Items]
Common stock sold (shares)			12,650,000
Common stock sold, price (usd per share)			$ 29.00
Net proceeds from sale			$ 335.6
Offering costs, expensed			$ 3.5
Underwriter's option
Sale of Stock [Line Items]
Common stock sold (shares)			1,650,000
Affiliated entity | The Lemonade Foundation
Related Party Transaction [Line Items]
Contribution to the Lemonade Foundation (shares)	500,000	500,000